Simplify US Equity PLUS Upside Convexity ETF
Schedule of Investments
March 31, 2024 (Unaudited)
1
Shares Value
Exchange-Traded Funds – 94.0%
Equity Funds – 94.0%
iShares Core S&P 500 ETF(a)(b)
(Cost $4,994,552) ....................................................... 10,473 $ 5,505,970
Number of
Contracts Notional Amount
Purchased Options – 7.7%
Calls – Exchange-Traded – 7.7%
S&P 500 Index, May Strike Price $5,280, Expires 5/17/24 ............... 5 $ 2,640,000 45,225
S&P 500 Index, June Strike Price $5,350, Expires 6/21/24 ............... 27 14,445,000 263,520
S&P 500 Index, July Strike Price $5,480, Expires 7/19/24 ................ 20 10,960,000 143,800
452,545
Total Purchased Options (Cost $385,971) ............................................ 452,545
Shares
Money Market Funds – 2.0%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 5.20%(c)
(Cost $119,875) ......................................................... 119,875 119,875
Total Investments – 103.7%
(Cost $5,500,398) ............................................................. $ 6,078,390
Liabilities in Excess of Other Assets – (3.7)% ......................................... (218,537)
Net Assets – 100.0% ............................................................ $ 5,859,853
Number of
Contracts Notional Amount
Written Options – (2.0)%
Calls – Exchange-Traded – (2.0)%
S&P 500 Index, May Strike Price $5,525, Expires 5/17/24 ............... (5) $ (2,762,500) $ (6,100)
S&P 500 Index, June Strike Price $5,550, Expires 6/21/24 ............... (27) (14,985,000) (80,865)
S&P 500 Index, July Strike Price $5,750, Expires 7/19/24 ................ (20) (11,500,000) (32,500)
(119,465)
Total Written Options (Premiums Received $116,885) ................................... $ (119,465)
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.ishares.com.
(b) Securities with an aggregate market value of $3,417,245 have been pledged as collateral for options as of March 31, 2024.
(c) Rate shown reflects the 7-day yield as of March 31, 2024.
Summary of Investment Type††
Industry
% of Net
Assets
Exchange-Traded Funds ........................................................................... 94.0%
Purchased Options ............................................................................... 7.7%
Money Market Funds ............................................................................. 2.0%
Total Investments ................................................................................ 103.7%
Liabilities in Excess of Other Assets .................................................................. (3.7)%
Net Assets ..................................................................................... 100.0%

Simplify US Equity PLUS Upside Convexity ETF
Schedule of Investments
(Continued)
March 31, 2024 (Unaudited)
2
†† The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.